Fair Values (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	2,816,801	—	—
Government Securities	1,450,991,646	12,416,632	31,851,611
Corporate Securities	62,051,013	73,030,873	4,768,406
Derivative Financial Instruments	—	4,517,903	—
Other Debt Securities	1,512,345,135	982,634,164	2,553,142
Other Financial Assets	341,279,478	47,144	20,677,139
Loans and Other Financing	—	26,974,180	—
Financial Assets Pledged as Collateral	34,531,438	124,991,769	—
Investments in Equity Instruments	10,446,504	—	35,246,796
Total Assets	3,414,462,015	1,224,612,665	95,097,094
Liabilities
Liabilities at fair value through profit or loss (*)	9,777,215	—	—
Derivative Financial Instruments	—	8,329,699	—
Total Liabilities	9,777,215	8,329,699	—
Total	3,404,684,800	1,216,282,966	95,097,094
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	1,352,100,214	2,204,339	—
Corporate Securities	59,676,329	1,127,388	586,750
Derivative Financial Instruments	48,836	83,385,885	—
Other Debt Securities	25,159,309	25,265,966	—
Other Financial Assets	116,508,094	50,928	—
Financial Assets Pledged as Collateral	85,241,078	—	—
Investments in Equity Instruments	6,406,453	—	16,378,957
Total Assets	1,645,140,313	112,034,506	16,965,707
Liabilities
Liabilities at fair value through profit or loss (*)	116,994,621	—	—
Derivative Financial Instruments	—	28,935,340	—
Total Liabilities	116,994,621	28,935,340	—
Total	1,528,145,692	83,099,166	16,965,707
(*)Include the operations of obligations for operations with Government Securities of third parties.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	27,559,656	7,656,760	(1,816,970)	3,803,350	(5,351,185)	31,851,611
Corporate Securities	586,750	3,684,969	5,211,105	(3,316,469)	(267,420)	(1,130,529)	4,768,406
Other Debt Securities	—	—	2,452,871	—	100,271	—	2,553,142
Other Financial Assets	—	—	22,646,415	(2,589,263)	619,987	—	20,677,139
Investments in Equity Instruments	16,378,957	—	18,567,711	(4,435,586)	16,456,888	(11,721,174)	35,246,796
Total	16,965,707	31,244,625	56,534,862	(12,158,288)	20,713,076	(18,202,888)	95,097,094
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	6,501,418	2,510,965	(11,786,949)	3,784,567	(1,010,001)	—
Corporate Securities	4,599,441	4,389,011	23,484,716	(22,555,780)	3,190,443	(12,521,081)	586,750
Investments in Equity Instruments	15,684,822	—	1,900,698	(6,163,059)	24,210,203	(19,253,707)	16,378,957
Total	20,284,263	10,890,429	27,896,379	(40,505,788)	31,185,213	(32,784,789)	16,965,707
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	7,322,813,233	7,322,813,233	7,322,813,233	—	—
Loans and Other Financing	15,594,049,791	15,676,206,090	—	—	15,676,206,090
Other Financial Assets	1,523,168,636	1,542,936,332	1,489,565,745	—	53,370,587
Other Debt Securities	2,367,129,719	2,187,070,553	742,471,831	—	1,444,598,722
Financial Assets Pledged as Collateral	1,452,094,178	1,401,203,968	1,401,203,968	—	—
Liabilities
Deposits	20,231,127,931	20,232,584,596	—	3,378,348,713	16,854,235,883
Repurchase Transactions	423,095,210	423,095,210	423,095,210	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	478,540,293	—	12,139	478,528,154
Debt Securities	1,096,011,970	1,092,249,540	1,090,236,004	—	2,013,536
Subordinated Debt Securities	288,917,745	286,129,831	—	—	286,129,831
Other Financial Liabilities	3,868,112,993	3,847,044,492	—	318,124,338	3,528,920,154

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	4,718,751,562	4,718,751,562	4,718,751,562	—	—
Repurchase Transactions	2,766,551,954	2,766,551,954	2,766,551,954	—	—
Loans and Other Financing	7,283,530,406	7,293,368,970	—	—	7,293,368,970
Other Financial Assets	304,520,556	322,871,166	240,360,719	—	82,510,447
Other Debt Securities	4,503,892,247	4,504,905,282	3,807,401,576	62,754,861	634,748,845
Financial Assets Pledged as Collateral	935,063,901	935,200,065	935,200,065	—	—
Liabilities
Deposits	13,494,564,030	13,496,170,607	—	—	13,496,170,607
Repurchase Transactions	55,196,186	55,196,186	—	—	55,196,186
Financing Received from the Argentine Central Bank and Other Financial Institutions	326,569,454	325,659,435	—	—	325,659,435
Debt Securities	219,201,761	215,538,838	179,008,238	—	36,530,600
Subordinated Debt Securities	486,118,312	475,413,769	—	—	475,413,769
Other Financial Liabilities	3,010,456,587	3,009,333,602	—	—	3,009,333,602